Annual Total Returns[BarChart] - Basic Materials UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(26.38%)	11.47%	27.92%	1.92%	(20.96%)	27.54%	34.96%	(26.81%)	25.13%	18.27%